Income Taxes (Details) - Schedule of Carrying Amounts of Assets and Liabilities - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Total deferred tax assets	$ 57,122	$ 71,444
Deferred tax liabilities
Total deferred tax liabilities	(289,415)	(292,706)
Deferred tax liabilities, net	(232,293)	(221,262)
Foreign tax credits [Member]
Deferred tax assets
Total deferred tax assets	2,999	7,293
Corporate interest restriction [Member]
Deferred tax assets
Total deferred tax assets	7,397	9,035
Financing charges [Member]
Deferred tax assets
Total deferred tax assets	4,412	8,580
Deferred revenue [Member]
Deferred tax assets
Total deferred tax assets	7,249	8,668
Loss Carry Forwards [Member]
Deferred tax assets
Total deferred tax assets	32,330	34,201
Reserves [Member]
Deferred tax assets
Total deferred tax assets	1,467	1,550
Other [Member]
Deferred tax assets
Total deferred tax assets	1,268	2,117
Capital assets [Member]
Deferred tax liabilities
Total deferred tax liabilities	(76,224)	(105,021)
Intangible assets [Member]
Deferred tax liabilities
Total deferred tax liabilities	(211,491)	(181,808)
Employee benefits [Member]
Deferred tax liabilities
Total deferred tax liabilities	$ (1,700)	$ (5,877)